JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

November 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

JPMorgan Value Plus Fund and JPMorgan

SmartSpending 2050 Fund (the “Funds”)

File Nos. 811-23117 and 333-208312

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the JPMorgan Value Plus Fund and JPMorgan SmartSpending 2050 Fund do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amended No. 39 (Amended No. 40 under the Investment Company Act of 1940) filed electronically on October 31, 2017.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary